Investments in Associates (Tables)	12 Months Ended
Dec. 31, 2024
Associates [member]
Disclosure of associates [line items]
Schedule of Financial Information of Investments in Associates

The aggregated profit or loss, total comprehensive income, transactions and outstanding balances with associates as of December 31, 2024 and 2023 were as follows.

	2024	2023
	(EUR’000)
Statement of profit or (loss)
Profit/(loss) for the year from continuing operations	(59,235)	(41,873)
Total comprehensive income	(59,218)	(41,859)
Transactions and outstanding balances as of December 31
Invoicing of goods and services to associates	18,225	15,026
Trade receivables from associates	1,759	991
Contract liabilities	5,936	7,133